LOANS AND PAYMENT PLAN RECEIVABLES, Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 22,587	$ 20,234	$ 22,570
Additions (deductions) [Abstract]
Provision for loan losses		1,503	1,199	(1,309)
Recoveries credited to allowance		4,622	4,205	4,619
Loans charged against the allowance		(3,824)	(3,051)	(5,587)
Reclassification to loans held for sale				(59)
Balance at end of period		24,888	22,587	20,234
Allowance for loan losses [Abstract]
Individually evaluated for impairment		6,310	6,839
Collectively evaluated for impairment		18,578	15,748
Total ending allowance for loan losses balance		24,888	22,587
Loans [Abstract]
Individually evaluated for impairment		58,461	65,544
Collectively evaluated for impairment		2,530,084	1,959,774
Total loans recorded investment		2,591,058	2,025,318
Accrued interest included in recorded investment		8,538	6,501
Total Loans		2,582,520	2,018,817
Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0
Loans [Abstract]
Loans acquired with deteriorated credit quality		2,513
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		5,595	4,880	5,670
Additions (deductions) [Abstract]
Provision for loan losses		(946)	(327)	(1,945)
Recoveries credited to allowance		2,889	1,497	2,472
Loans charged against the allowance		(448)	(455)	(1,317)
Reclassification to loans held for sale				0
Balance at end of period		7,090	5,595	4,880
Allowance for loan losses [Abstract]
Individually evaluated for impairment		1,305	837
Collectively evaluated for impairment		5,785	4,758
Total ending allowance for loan losses balance		7,090	5,595
Loans [Abstract]
Individually evaluated for impairment		8,697	8,420
Collectively evaluated for impairment		1,137,586	847,140
Total loans recorded investment		1,147,892	855,560
Accrued interest included in recorded investment		3,411	2,300
Total Loans		1,144,481	853,260
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0
Loans [Abstract]
Loans acquired with deteriorated credit quality		1,609
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		8,733	8,681	10,391
Additions (deductions) [Abstract]
Provision for loan losses		457	(567)	(158)
Recoveries credited to allowance		734	1,741	1,047
Loans charged against the allowance		(1,946)	(1,122)	(2,599)
Reclassification to loans held for sale				0
Balance at end of period		7,978	8,733	8,681
Allowance for loan losses [Abstract]
Individually evaluated for impairment		4,799	5,725
Collectively evaluated for impairment		3,179	3,008
Total ending allowance for loan losses balance		7,978	8,733
Loans [Abstract]
Individually evaluated for impairment		46,394	53,179
Collectively evaluated for impairment		1,000,038	799,629
Total loans recorded investment		1,046,987	852,808
Accrued interest included in recorded investment	[1]	4,097	3,278
Total Loans		1,042,890	849,530
Mortgage [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0
Loans [Abstract]
Loans acquired with deteriorated credit quality		555
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		864	1,011	1,181
Additions (deductions) [Abstract]
Provision for loan losses		462	360	401
Recoveries credited to allowance		999	967	1,100
Loans charged against the allowance		(1,430)	(1,474)	(1,671)
Reclassification to loans held for sale				0
Balance at end of period		895	864	1,011
Allowance for loan losses [Abstract]
Individually evaluated for impairment		206	277
Collectively evaluated for impairment		689	587
Total ending allowance for loan losses balance		895	864
Loans [Abstract]
Individually evaluated for impairment		3,370	3,945
Collectively evaluated for impairment		392,460	313,005
Total loans recorded investment		396,179	316,950
Accrued interest included in recorded investment	[1]	1,030	923
Total Loans		395,149	316,027
Installment [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0
Loans [Abstract]
Loans acquired with deteriorated credit quality		349
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		0	0	56
Additions (deductions) [Abstract]
Provision for loan losses		0	0	(4)
Recoveries credited to allowance		0	0	0
Loans charged against the allowance		0	0	0
Reclassification to loans held for sale				(52)
Balance at end of period		0	0	0
Subjective Allocation [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		7,395	5,662	5,272
Additions (deductions) [Abstract]
Provision for loan losses		1,530	1,733	397
Recoveries credited to allowance		0	0	0
Loans charged against the allowance		0	0	0
Reclassification to loans held for sale				(7)
Balance at end of period		8,925	7,395	$ 5,662
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		8,925	7,395
Total ending allowance for loan losses balance		8,925	$ 7,395
Subjective Allocation [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		$ 0

[1]	Credit scores have been updated within the last twelve months.